OTHER OPERATING INCOME/(EXPENSE), NET (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER OPERATING INCOME/(EXPENSE), NET [abstract]
Government grant (i)	¥ 7,539	¥ 4,893	¥ 4,101
Ineffective portion of change in fair value of cash flow hedges	(1,978)	(813)	304
Net realized and unrealized gain/(loss) on derivative financial instruments not qualified as hedging	191	(909)	195
Impairment losses on long-lived assets (ii)	(6,281)	(21,258)	(16,425)
Loss on disposal of property, plant, equipment and other non-currents assets, net	(1,526)	(1,518)	(1,489)
Fines, penalties and compensations	(276)	(89)	(152)
Donations	(180)	(152)	(133)
Gain on remeasurement of interests in the Shanghai SECCO (Note 33)		3,941
Gain on dilution and remeasurement of interests in the Pipeline Ltd			20,562
Others	(2,849)	(649)	(1,277)
Other operating expenses, total	¥ (5,360)	¥ (16,554)	¥ 5,686